Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
(4)	Income Taxes

It is expected that that the Trust will be treated as a “partnership” for both U.S. federal and state tax purposes.  As such, no provision for U.S. federal income taxes has been made in the accompanying consolidated financial statements as each beneficial owner is responsible for reporting income (loss) based on its pro rata share of the profits or losses of the Trust.  The only significant differences in financial and income tax reporting basis are ongoing offering costs.

The Trust files income tax returns in the U.S. federal jurisdiction and in various state and local jurisdictions.  The Trust’s U.S. federal income tax returns for all tax years ended on or after December 31, 2009, remain subject to examination by the Internal Revenue Service.  The Trust’s state and local income tax returns are subject to examination by the respective state and local authorities over various statutes of limitations, generally ranging from three to five years from the date of filing.